Repurchase Agreements (Tables)	6 Months Ended
Jun. 30, 2020
Repurchase Agreements [Abstract]
Repurchase Agreements Remaining Maturities and Weighted Average Rates
The repurchase agreements had the following remaining maturities and weighted average rates as of the dates indicated (dollars in thousands):

Repurchase Agreements Characteristics

As of June 30, 2020

	Repurchase Agreements	Weighted Average Rate
Less than one month	$385,573	0.63%
One to three months	938,842	0.30%
Greater than three months	70,902	0.34%
Total/Weighted Average	$1,395,317	0.39%

As of December 31, 2019

	Repurchase Agreements	Weighted Average Rate
Less than one month	$928,646	2.24%
One to three months	1,231,422	1.94%
Greater than three months	177,570	1.98%
Total/Weighted Average	$2,337,638	2.06%